Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial Instruments [Abstract]
Interest income	$ 6,487	$ 6,529		$ 4,106
Foreign exchange gains	15,009	14,043		10,917
Finance income	21,496	20,572	[1]	15,023	[1]
Interest expense on financial liabilities measured at amortized cost	(62,350)	(84,378)		(67,956)
Interest leasing	(3,287)	(4,811)		0
Fair value adjustment on interest rate swaps	(108)	(8,533)		(2,790)
Other financial charges	(9,936)	(7,474)		(6,802)
Foreign exchange losses	(15,872)	(14,607)		(11,864)
Finance expense	(91,553)	(119,803)	[1]	(89,412)	[1]
Net finance expenses	$ (70,057)	$ (99,231)	[1]	$ (74,389)	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.